QUARTERLY DATA (unaudited)	12 Months Ended
Dec. 31, 2011
QUARTERLY DATA (unaudited)

NOTE 19 – QUARTERLY DATA (unaudited)

The Company’s selected quarterly financial data is presented in the following tables (in thousands, except per share data):

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011

Total interest income	$6,029	$6,141	$6,354	$6,398
Total interest expense	1,381	1,318	1,251	1,202
Net interest income	4,648	4,823	5,103	5,196
Provision for loan losses	425	275	1,300	875
Net interest income after provision for loan losses	4,223	4,548	3,803	4,321
Total noninterest income	954	989	932	1,030
Total noninterest expense	3,597	3,362	3,297	3,829
Income before income taxes	1,580	2,175	1,438	1,522
Income taxes	310	509	256	304

Net income	$1,270	$1,666	$1,182	$1,218

Earnings Per share data:
Basic	$.79	$1.04	$.73	$.76
Diluted	$.79	$1.04	$.73	$.76

Weighted-average shares outstanding:
Basic	1,598,218	1,598,218	1,623,718	1,599,646
Diluted	1,600,252	1,599,205	1,625,183	1,599,903

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010

Total interest income	$6,045	$6,108	$6,233	$6,288
Total interest expense	2,078	2,001	1,737	1,504
Net interest income	3,967	4,107	4,496	4,784
Provision for loan losses	250	330	520	650
Net interest income after provision for loan losses	3,717	3,777	3,976	4,134
Total noninterest income	961	1,093	1,018	988
Total noninterest expense	3,200	3,259	3,248	3,140
Income before income taxes	1,478	1,611	1,746	1,982
Income taxes	376	426	471	385

Net income	$1,102	$1,185	$1,275	$1,597

Earnings Per share:
Basic	$.70	$.74	$.80	$1.00
Diluted	$.70	$.74	$.80	$1.00

Weighted-average shares outstanding:
Basic	1,575,103	1,596,768	1,597,745	1,598,218
Diluted	1,575,150	1,598,818	1,599,302	1,599,933